EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS - Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities
Beginning balance	$ 1,059.6	$ 966.9	$ 1,135.4
Cash movements - borrowings	419.4	676.4	96.3
Cash movements - repayments	(256.3)	(585.4)	(275.2)
Non-cash movements - business combinations	0.0	0.0	7.9
Non-cash movements - other changes	3.6	1.7	2.5
End balance	1,226.3	1,059.6	966.9
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Beginning balance	1,059.6	966.9	1,135.4
Cash movements - borrowings	419.4	676.4	96.3
Cash movements - repayments	(256.3)	(585.4)	(275.2)
Non-cash movements - business combinations	0.0	0.0	7.9
Non-cash movements - other changes	3.6	1.7	2.5
End balance	$ 1,226.3	$ 1,059.6	$ 966.9